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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment               [_]; Amendment Number: __

This Amendment (Check only one.):     [_] is a restatement.

                                      [_ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place, and Date of Signing:

   /s/ Paul Morris               New York, NY               May 13, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   38

Form I3F Information Table Value Total:   $201,283 (thousands)

List of Other Included Managers:

No.            Form 13F File Number            Name

1.             28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ATLAS AMER INC              COM                049167109   6,286    104,000 SH          SOLE            NONE         104,000
ATLAS ENERGY RESOURCES LLC  COM                049303100     450     14,500 SH          SOLE            NONE          14,500
ATLAS PIPELINE HOLDINGS LP  COM UNITS LP       04939R108     197      7,200 SH          SOLE            NONE           7,200
ATLAS PIPELINE PARTNERS LP  UNIT L P INT       049392103   1,510     37,700 SH          SOLE            NONE          37,700
BANK OF NEW YORK MELLON
CORP                        COM                064058100  17,648    422,900 SH          SOLE            NONE         422,900
BERKSHIRE HATHAWAY INC DEL  CL A               084670108     267          2 SH          SOLE            NONE               2
BERKSHIRE HATHAWAY INC DEL  CL B               084670207   7,157      1,600 SH          SOLE            NONE           1,600
BURLINGTON NORTHN SANTA FE  COM                12189T104   2,398     26,000 SH          SOLE            NONE          26,000
CADBURY SCHWEPPES PLC       ADR                127209302     310      7,000 SH          SOLE            NONE           7,000
CARMAX INC                  COM                143130102     388     20,000 SH          SOLE            NONE          20,000
CISCO SYS INC               COM                17275R102   3,975    165,000 SH          SOLE            NONE         165,000
CVS CAREMARK CORPORATION    COM                126650100  10,107    249,500 SH          SOLE            NONE         249,500
EXXON MOBIL CORP            COM                30231G102   3,781     44,700 SH          SOLE            NONE          44,700
FIRST AMERN CORP CALIF      COM                318522307   2,257     66,500 SH          SOLE            NONE          66,500
GENERAL ELECTRIC CO         COM                369604103   9,382    253,500 SH          SOLE            NONE         253,500
GREENLIGHT CAPITAL RE LTD   CLASS A            G4095J109     186     10,000 SH          SOLE            NONE          10,000
HOLLY CORP                  COM PAR $0.01      435758305   4,515    104,000 SH          SOLE            NONE         104,000
HUDSON CITY BANCORP         COM                443683107   3,796    214,704 SH          SOLE            NONE         214,704
INTERNATIONAL BUSINESS
MACHS                       COM                459200101   8,578     74,500 SH          SOLE            NONE          74,500
JOHNSON & JOHNSON           COM                478160104  11,514    177,500 SH          SOLE            NONE         177,500
JP MORGAN CHASE & CO        COM                46625H100   6,988    162,700 SH          SOLE            NONE         162,700
KAPSTONE PAPER &
PACKAGING CO                COM                48562P103   7,295  1,102,000 SH          SOLE            NONE       1,102,000
KBR INC                     COM                48242W106   4,076    147,000 SH          SOLE            NONE         147,000
LOEWS CORP                  COM                540424108  12,899    320,700 SH          SOLE            NONE         320,700
MIRANT CORP NEW             COM                60467R100   4,123    113,300 SH          SOLE            NONE         113,300
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC     67059L102   4,533    179,100 SH          SOLE            NONE         179,100
ONEOK PARTNERS LP           UNIT LTD PARTN     68268N103   2,415     42,000 SH          SOLE            NONE          42,000
ORACLE CORP                 COM                68389X105   6,676    341,300 SH          SOLE            NONE         341,300
PHH CORP                    COM NEW            693320202   4,959    284,500 SH          SOLE            NONE         284,500
RANGE RES CORP              COM                75281A109   7,582    119,500 SH          SOLE            NONE         119,500
REPUBLIC AWYS HLDGS INC     COM                760276105   8,837    408,000 SH          SOLE            NONE         408,000
SP ACQUISITION HOLDINGS
INC                         *W EXP 10/10/2012  78470A112      11     20,000 SH          SOLE            NONE          20,000
STAR GAS PARTNERS L P       UNIT LTD PARTNR    85512C105   2,993    997,500 SH          SOLE            NONE         997,500
TARGET CORP                 COM                87612E106   7,349    145,000 SH          SOLE            NONE         145,000
TEEKAY LNG PARTNERS L P     PARTNRSP UNITS     78564M105   2,177     75,800 SH          SOLE            NONE          75,800
TEEKAY TANKERS LTD          CL A                Y856N102   2,220    129,700 SH          SOLE            NONE         129,700
UNITED TECHNOLOGIES CORP    COM                913017109  13,385    194,500 SH          SOLE            NONE         194,500
WHITE MTNS INS GROUP LTD    COM                G9618E107   8,064     16,800 SH          SOLE            NONE          16,800
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